COMMITMENTS AND CONTINGENCIES - Future minimum rental payments required under these operating (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Apr. 05, 2012
COMMITMENTS AND CONTINGENCIES
Operating Leases, Future Minimum Payments, Next Rolling Twelve Months	$ 22,705	$ 45,011
Operating Leases, Future Minimum Payments, Due in Rolling Year Two	50,090	46,207
Operating Leases, Future Minimum Payments, Due Thereafter	11,651	15,535
Total	$ 84,446	$ 106,753	$ 10